PL4-1-199


                         Chase Vista Money Market Funds
                                     Gintel

                        Supplement Dated October 19, 1999
                                  Vista Shares
                       Prospectus Dated December 29, 1999
In "The Funds Investment Adviser" section on page 10 of the prospectus, with regards to the last paragraph:

Chase Bank of Texas no longer acts as sub-adviser to the Cash Management Fund. This Fund no longer has a sub-adviser.



















                                                                   PSGL2-36-1099